Fair Value Measurements - Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Member]
Assets:
Derivative financial instruments	$ 5
Other assets [Member]
Assets:
Equity securities	1,044	$ 678
Private equities	1,500	1,000
Fair Value Measurements, Level 1 [Member] | Other assets [Member]
Assets:
Equity securities	1,044	678
Fair Value Measurements, Level 2 [Member] | Other Current Assets [Member]
Assets:
Derivative financial instruments	5
Fair Value Measurements, Level 3 [Member] | Other assets [Member]
Assets:
Private equities	$ 1,500	$ 1,000